Note 1 - Description of Business and Liquidity (Details Textual)					12 Months Ended
	Apr. 29, 2018 USD ($)	Apr. 29, 2018 CAD ($)	Mar. 21, 2018 USD ($) shares	Mar. 21, 2018 CAD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Working capital					$ 7,140,119	$ 15,509,859	$ 14,045,498
Proceeds from issue of ordinary shares					$ 123,528	$ 11,783,144	$ 12,076,681
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Total number of shares issued | shares			25,090,700	25,090,700
Weighted average share price			$ 0.425	$ 0.55
Proceeds from issue of ordinary shares		$ 13,799,885	$ 10,663,548
Proceeds from exercise of warrant and options	$ 1,131,921